INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Summary of components of the federal and state income tax expense (benefit)

	Year Ended
	December 31,
	2016	2015
	(in thousands)
Current tax expense
Federal	$—	$341
State	275	836
Total current expense	275	1,177
Deferred tax expense (benefit)
Federal	(841)	(785)
State	42	(68)
Total deferred benefit	(799)	(853)
Total income tax provision (benefit)	$(524)	$324
Tax expense (benefit) attributable to controlling interests	$(179)	$324
Tax benefit attributable to noncontrolling interests	(345)	—
Total income tax expense (benefit)	$(524)	$324

Summary of reconciliation of the provision for income taxes

Year Ended
December 31, 2016
(in thousands)
Provision calculated at federal statutory income tax rate:
Net income before taxes	$(313,948)
Statutory rate	35%
Income tax benefit computed at statutory rate	(109,882)
Less: Noncontrolling interests	109,230
Income tax benefit attributable to controlling interests	(652)
State and local income taxes, net of federal benefit	87
Change in valuation allowance	386
Tax benefit attributable to controlling interests	(179)
Tax benefit attributable to noncontrolling interests	(345)
Total income tax benefit	$(524)

Summary of principal components of the deferred tax assets (liabilities)

	Year Ended
	December 31,
	2016	2015
	(in thousands)
Deferred tax assets
Section 754 election tax basis adjustment	$3,601	$—
Net operating loss	3,999	—
Credits and other carryforwards	142	—
Investment in consolidated subsidiary SES Holdings, LLC	297	—
Property and equipment	220	—
Total deferred tax assets	8,259	—
Deferred tax liabilities
Property and equipment	—	68
Intangible assets	811	1,343
Noncurrent state deferred tax liability	113	—
Total deferred tax liabilities	924	1,411
Net deferred tax assets (liabilities)	7,335	(1,411)
Valuation allowance	(7,932)	—
Net deferred tax assets (liabilities)	$(597)	$(1,411)